Expense Example - Class K - BLACKROCK INTERNATIONAL DIVIDEND FUND - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	$ 1,291